Revenue from services provided to customers (Tables)	6 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Revenues by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line item in the consolidated statements of income for the six months ended September 30, 2024 and 2025.

	Millions of yen
	Six months ended September 30
	2024	2025
Commissions	¥204,113	¥205,655
Fees from investment banking	94,586	82,911
Asset management and portfolio service fees	184,181	195,342
Other revenue	30,472	32,559

Total	¥513,352	¥516,467

Schedule of Disaggregation of Brokerage Commissions Revenue
The following table shows a breakdown of
Commissions
for the six months ended September 30, 2024 and 2025.

	Millions of yen
	Six months ended September 30
	2024	2025
Brokerage commissions	¥131,886	¥130,027
Commissions for distribution of investment trust	34,762	28,609
Other commissions	37,465	47,019

Total	¥204,113	¥205,655

Schedule of Disaggregation of Investment Banking Revenue
The following table shows the breakdown of
Fees from investment banking
for the six months ended September 30, 2024 and 2025.

	Millions of yen
	Six months ended September 30
	2024	2025
Equity underwriting and distribution fees	¥26,669	¥8,579
Debt underwriting and distribution fees	20,212	25,287
Financial advisory fees	31,912	35,289
Other fees	15,793	13,756

Total	¥94,586	¥82,911

Schedule of Disaggregation of Asset Management Fees and Custody Fee
The following table shows the breakdown of
Asset management and portfolio service fees
for the six months ended September 30, 2024 and 2025.

	Millions of yen
	Six months ended September 30
	2024	2025
Asset management fees	¥114,136	¥122,865
Administration fees	53,765	55,264
Custodial fees	16,280	17,213

Total	¥184,181	¥195,342

Customer contract receivables, customer contract assets and customer contract liabilities
The following table presents the balances of customer contract receivables and contract liabilities in scope of ASC 606. The amounts of contract assets as of March 31, 2025 and September 30, 2025 were not significant.

	Millions of yen
	March 31, 2025	September 30, 2025
Customer contract receivables	¥114,158	¥119,639
Contract liabilities (1)	5,276	5,637

(1)	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.